Note 5 - Term Loans and Convertible Promissory Notes (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Year End ing , December 31, 2019
Total principal payments	$3,833

Convertible Debt [Table Text Block]
	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Convertible note payable, due on March 29, 2019 interest at 8.0% p.a.	$—	$1,500	$1,500
Convertible note payable, due on September 27, 2019 interest at 8.0% p.a.	—	1,500	1,500
Convertible note payable, due on December 21, 2019 interest at 8.0% p.a.	—	1,500	1,500
Convertible note payable, due on March 29, 2020 interest at 8.0% p.a.	—	—	1,500
Total	$—	$4,500	$6,000